Note 4. Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Table Text Block Supplement [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	September 30, 2016			December 31, 2015
		Accumulated			Accumulated
	Cost	Amortization	Balance	Cost	Amortization	Balance

Customer relationships	$1,828,431	$(510,506)	$1,317,925	$706,300	$(120,520)	$585,780
Permits, licenses, and lease acquistion costs	964,591	(76,575)	888,016	304,400	(14,748)	289,652
Noncompete agreements	189,464	(32,132)	157,332	70,000	(7,583)	62,417
Insurance contracts and domain names	331,550	(69,073)	262,477	-	-	-
Proprietary software	280,800	(39,000)	241,800	-	-	-
Bond form library	12,000	(1,667)	10,333	-	-	-
Non-solicitation agreement	28,000	(18,083)	9,917	28,000	(7,584)	20,416

	$3,634,836	$(747,036)	$2,887,800	$1,108,700	$(150,435)	$958,265

Schedule of Future Amortization, Intangible Assets Acquired in Acquisitions

The future amortization associated with the intangible assets is as follows:

	September 30,
	2017	2018	2019	2020	2021	Thereafter	Total

Customer relationships	$612,964	$552,755	$152,206	$-	$-	$-	$1,317,925
Permits, licenses and lease acquisition costs	99,832	82,721	81,165	81,165	81,165	461,968	888,016
Noncompete agreements	37,893	37,893	37,892	33,810	9,844	-	157,332
Insurance contracts	165,775	96,702	-	-	-	-	262,477
Proprietary software	93,600	93,600	54,600	-	-	-	241,800
Bond form library	4,000	4,000	2,333	-	-	-	10,333
Nonsolicitation agreement	9,917						9,917

	$1,023,981	$867,671	$328,196	$114,975	$91,009	$461,968	$2,887,800

The weighted average amortization period, in months, for intangible assets is as follows:

Customer relationships	25
Permits, licenses, and lease acquisition costs	107
Non-compete agreements	50
Insurance contracts and domain names	19
Proprietary software	31
Bond form library	31
Nonsolicitation agreement	9

Future Amortization

The future amortization associated with the intangible assets acquired in the abovementioned acquisitions is as follows:

	2016	2017	2018	2019	2020	Thereafter	Total

Customer relationships	$263,749	$217,707	$104,324	$-	$-	$-	$585,780
Permits, licenses and
lease acquisition costs	30,440	30,440	30,440	30,440	30,440	137,451	289,651
Noncompete agreement	14,000	14,000	14,000	14,000	6,417	-	62,417
Nonsolicitation agreement	14,000	6,417	-	-	-	-	20,417

	$322,189	$268,564	$148,764	$44,440	$36,857	$137,451	$958,265

The weighted average amortization period, in months, for intangible assets is as follows:

Customer relationships	27
Permits, licenses and lease acquisition costs	114
Noncompete agreement	53
Nonsolicitation agreement	18